Equity - Summary of Hybrid Securities (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Oct. 20, 2025 KRW (₩)	Jul. 14, 2025 KRW (₩)	May 08, 2025 KRW (₩)	Dec. 31, 2024 KRW (₩)
Hybrid Securities [line Items]
Hybrid securities	₩ 4,359,388	$ 3,017,817				₩ 5,082,578
Capital Securities			₩ 435,000	₩ 370,000	₩ 325,000
Hybrid Instrument
Hybrid Securities [line Items]
Hybrid securities	₩ 4,359,388					5,082,578
The 1-2nd Hybrid securities
Hybrid Securities [line Items]
Issuance date	May 02, 2019
Maturity	Perpetual bond
Interest Rate	3.44%	3.44%
Hybrid securities	₩ 49,896					49,896
The 2-1st Hybrid securities
Hybrid Securities [line Items]
Issuance date	May 08, 2020
Maturity	Perpetual bond
Interest Rate	3.30%	3.30%
Hybrid securities	₩ 0					324,099
The 2-2nd Hybrid securities
Hybrid Securities [line Items]
Issuance date	May 08, 2020
Maturity	Perpetual bond
Interest Rate	3.43%	3.43%
Hybrid securities	₩ 74,812					74,812
The 3-1st Hybrid securities
Hybrid Securities [line Items]
Issuance date	Jul. 14, 2020
Maturity	Perpetual bond
Interest Rate	3.17%	3.17%
Hybrid securities	₩ 0					369,099
The 3-2nd Hybrid securities
Hybrid Securities [line Items]
Issuance date	Jul. 14, 2020
Maturity	Perpetual bond
Interest Rate	3.38%	3.38%
Hybrid securities	₩ 29,922					29,922
The 4-1st Hybrid securities
Hybrid Securities [line Items]
Issuance date	Oct. 20, 2020
Maturity	Perpetual bond
Interest Rate	3.00%	3.00%
Hybrid securities	₩ 0					433,996
The 4-2nd Hybrid securities
Hybrid Securities [line Items]
Issuance date	Oct. 20, 2020
Maturity	Perpetual bond
Interest Rate	3.28%	3.28%
Hybrid securities	₩ 64,855					64,855
The 5-1st Hybrid Securities
Hybrid Securities [line Items]
Issuance date	Feb. 19, 2021
Maturity	Perpetual bond
Interest Rate	2.67%	2.67%
Hybrid securities	₩ 419,071					419,071
The 5-2nd Hybrid Securities
Hybrid Securities [line Items]
Issuance date	Feb. 19, 2021
Maturity	Perpetual bond
Interest Rate	2.87%	2.87%
Hybrid securities	₩ 59,862					59,862
The 5-3rd Hybrid Securities
Hybrid Securities [line Items]
Issuance date	Feb. 19, 2021
Maturity	Perpetual bond
Interest Rate	3.28%	3.28%
Hybrid securities	₩ 119,727					119,727
The 6 -1st Hybrid Securities
Hybrid Securities [line Items]
Issuance date	May 28, 2021
Maturity	Perpetual bond
Interest Rate	3.20%	3.20%
Hybrid securities	₩ 165,563					165,563
The 6-2nd Hybrid Securities
Hybrid Securities [line Items]
Issuance date	May 28, 2021
Maturity	Perpetual bond
Interest Rate	3.60%	3.60%
Hybrid securities	₩ 109,708					109,708
The 7-1st Hybrid Securities
Hybrid Securities [line Items]
Issuance date	Oct. 08, 2021
Maturity	Perpetual bond
Interest Rate	3.57%	3.57%
Hybrid securities	₩ 208,468					208,468
The 7-2nd Hybrid Securities
Hybrid Securities [line Items]
Issuance date	Oct. 08, 2021
Maturity	Perpetual bond
Interest Rate	3.80%	3.80%
Hybrid securities	₩ 59,834					59,834
The 8-1st Hybrid Securities
Hybrid Securities [line Items]
Issuance date	Feb. 16, 2022
Maturity	Perpetual bond
Interest Rate	4.00%	4.00%
Hybrid securities	₩ 442,970					442,970
The 8-2nd Hybrid Securities
Hybrid Securities [line Items]
Issuance date	Feb. 16, 2022
Maturity	Perpetual bond
Interest Rate	4.30%	4.30%
Hybrid securities	₩ 155,626					155,626
The 9-1st Hybrid Securities
Hybrid Securities [line Items]
Issuance date	May 12, 2022
Maturity	Perpetual bond
Interest Rate	4.68%	4.68%
Hybrid securities	₩ 478,829					478,829
The 9-2nd Hybrid Securities
Hybrid Securities [line Items]
Issuance date	May 12, 2022
Maturity	Perpetual bond
Interest Rate	4.97%	4.97%
Hybrid securities	₩ 19,906					19,906
The 10-1st Hybrid Securities
Hybrid Securities [line Items]
Issuance date	Aug. 26, 2022
Maturity	Perpetual bond
Interest Rate	4.90%	4.90%
Hybrid securities	₩ 407,936					407,936
The 10-2nd Hybrid Securities
Hybrid Securities [line Items]
Issuance date	Aug. 26, 2022
Maturity	Perpetual bond
Interest Rate	5.15%	5.15%
Hybrid securities	₩ 70,819					70,819
The 10-3rd Hybrid Securities
Hybrid Securities [line Items]
Issuance date	Aug. 26, 2022
Maturity	Perpetual bond
Interest Rate	5.30%	5.30%
Hybrid securities	₩ 19,944					19,944
The 11-1st Hybrid Securities
Hybrid Securities [line Items]
Issuance date	Feb. 03, 2023
Maturity	Perpetual bond
Interest Rate	4.90%	4.90%
Hybrid securities	₩ 548,681					548,681
The 11-2nd Hybrid Securities
Hybrid Securities [line Items]
Issuance date	Feb. 03, 2023
Maturity	Perpetual bond
Interest Rate	5.03%	5.03%
Hybrid securities	₩ 49,871					49,871
The Twelve Hybrid Securities [Member]
Hybrid Securities [line Items]
Issuance date	Feb. 28, 2024
Maturity	Perpetual bond
Interest Rate	4.39%	4.39%
Hybrid securities	₩ 399,060					399,084
The Thirteen Hybrid Securities [Member]
Hybrid Securities [line Items]
Issuance date	Jan. 22, 2025
Maturity	Perpetual bond
Interest Rate	4.00%	4.00%
Hybrid securities	₩ 404,028					₩ 0